Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public
August 31, 2021
STE-NPRT1-1021
1.9890710.102
Common Stocks - 49.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.8%
Entertainment - 0.8%
Bilibili, Inc.:
ADR (a)(b)	245,357	19,684,992
Class Z (a)	170,420	13,576,621
HUYA, Inc. ADR (a)(b)	160,535	1,716,119
International Games Systems Co. Ltd.	77,000	1,848,713
NetEase, Inc.	21,600	413,506
NetEase, Inc. ADR	314,951	30,682,526
		67,922,477
Interactive Media & Services - 3.7%
Kuaishou Technology Class B (c)	396,100	4,303,525
NAVER Corp.	68,490	25,944,413
Tencent Holdings Ltd.	4,345,500	268,390,244
Yandex NV Series A (a)	376,450	28,949,005
		327,587,187
Media - 0.0%
Focus Media Information Technology Co. Ltd. (A Shares)	969,879	1,079,361
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV Series L	5,782,700	5,692,291
Bharti Airtel Ltd.	1,799,624	16,381,411
MTN Group Ltd. (a)	337,363	3,099,060
		25,172,762
TOTAL COMMUNICATION SERVICES		421,761,787
CONSUMER DISCRETIONARY - 8.7%
Automobiles - 1.0%
Eicher Motors Ltd.	349,100	12,821,293
Great Wall Motor Co. Ltd. (H Shares)	640,000	2,945,953
Hyundai Motor Co.	100,222	18,376,981
Kia Corp.	126,991	9,325,125
Li Auto, Inc. ADR (a)	603,900	18,636,354
XPeng, Inc.:
ADR (a)	459,600	19,533,000
Class A	390,500	8,028,460
		89,667,166
Hotels, Restaurants & Leisure - 0.3%
Jiumaojiu International Holdings Ltd. (c)	863,000	2,896,103
MakeMyTrip Ltd. (a)	192,270	4,964,411
Shangri-La Asia Ltd. (a)	11,396,000	10,022,390
Trip.com Group Ltd. ADR (a)	311,600	9,500,684
Yum China Holdings, Inc.	25,526	1,571,381
Yum China Holdings, Inc.	21,150	1,302,593
		30,257,562
Household Durables - 0.4%
Haier Smart Home Co. Ltd. (A Shares)	5,970,866	25,008,379
Midea Group Co. Ltd. (A Shares)	1,325,100	13,536,707
		38,545,086
Internet & Direct Marketing Retail - 4.8%
Alibaba Group Holding Ltd. (a)	511,300	10,706,414
Alibaba Group Holding Ltd. sponsored ADR (a)	1,006,146	168,016,321
Baozun, Inc.:
Class A (a)	152,100	1,187,715
sponsored ADR (a)	6,608	159,121
Coupang, Inc. Class A (a)	155,100	4,646,796
JD Health International, Inc. (c)	348,900	3,243,411
JD.com, Inc.:
Class A (a)	108,250	4,254,396
sponsored ADR (a)	1,030,141	80,927,877
Meituan Class B (a)(c)	2,048,800	65,509,502
MercadoLibre, Inc. (a)	2,575	4,808,684
momo.com, Inc.	89,200	5,531,458
Naspers Ltd. Class N	108,781	18,768,973
Pinduoduo, Inc. ADR (a)	292,950	29,300,859
Prosus NV	266,993	23,633,025
		420,694,552
Leisure Products - 0.0%
Bafang Electric Suzhou Co. Ltd. (A Shares)	67,591	2,232,144
Specialty Retail - 0.4%
Pop Mart International Group Ltd. (c)	222,000	1,676,964
Zhongsheng Group Holdings Ltd. Class H	3,597,000	30,061,910
		31,738,874
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	33,938	12,039,721
Anta Sports Products Ltd.	2,048,000	42,132,061
ECLAT Textile Co. Ltd.	897,000	18,065,845
Li Ning Co. Ltd.	5,115,000	68,726,575
Shenzhou International Group Holdings Ltd.	790,200	17,128,476
		158,092,678
TOTAL CONSUMER DISCRETIONARY		771,228,062
CONSUMER STAPLES - 3.6%
Beverages - 1.1%
China Resources Beer Holdings Co. Ltd.	3,694,000	30,397,624
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	68,500	5,939,635
Kweichow Moutai Co. Ltd. (A Shares)	191,611	46,207,058
Thai Beverage PCL	23,651,700	11,962,629
		94,506,946
Food & Staples Retailing - 0.7%
Atacadao SA	1,783,500	6,260,255
Bid Corp. Ltd. (a)	470,722	10,365,686
CP ALL PCL (For. Reg.)	6,513,700	13,122,284
Wal-Mart de Mexico SA de CV Series V	8,684,300	30,899,227
X5 Retail Group NV GDR (Reg. S)	85,425	2,830,130
		63,477,582
Food Products - 1.1%
Angel Yeast Co. Ltd. (A Shares)	1,013,000	6,282,742
China Mengniu Dairy Co. Ltd.	11,360,000	68,284,592
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	574,767	3,025,651
Unified-President Enterprises Corp.	9,199,201	24,049,112
		101,642,097
Personal Products - 0.7%
AMOREPACIFIC Corp.	62,750	12,318,201
LG Household & Health Care Ltd.	2,143	2,701,622
Natura & Co. Holding SA (a)	4,386,524	43,790,587
Proya Cosmetics Co. Ltd. (A Shares)	60,100	1,462,244
		60,272,654
TOTAL CONSUMER STAPLES		319,899,279
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Yantai Jereh Oilfield Services (A Shares)	1,513,635	8,635,687
Oil, Gas & Consumable Fuels - 1.8%
China Merchants Energy Shipping Co. Ltd. (A Shares)	4,874,280	3,274,316
China Petroleum & Chemical Corp. (H Shares)	28,956,000	13,931,823
Gazprom OAO sponsored ADR (Reg. S)	679,707	5,644,287
Lukoil PJSC	295,388	25,255,732
Lukoil PJSC sponsored ADR	333,313	28,251,610
Novatek PJSC GDR (Reg. S)	66,267	15,705,279
Petroleo Brasileiro SA - Petrobras (ON)	1,563,300	8,441,119
Petronet LNG Ltd.	1,899,327	5,925,715
Reliance Industries Ltd.	1,287,271	39,846,623
Reliance Industries Ltd. sponsored GDR (c)	171,600	10,613,460
		156,889,964
TOTAL ENERGY		165,525,651
FINANCIALS - 9.8%
Banks - 6.8%
Absa Group Ltd.	962,703	10,474,500
Al Rajhi Bank	512,069	16,519,676
Axis Bank Ltd. (a)	1,641,108	17,693,129
Capitec Bank Holdings Ltd.	56,443	7,373,677
China Construction Bank Corp. (H Shares)	31,761,000	22,885,647
China Merchants Bank Co. Ltd. (H Shares)	5,790,500	47,835,682
Credicorp Ltd. (United States)	145,900	15,557,317
E.SUN Financial Holdings Co. Ltd.	10,035,218	9,652,039
Grupo Financiero Banorte S.A.B. de CV Series O	3,736,789	24,667,570
Hana Financial Group, Inc.	222,060	8,632,117
HDFC Bank Ltd.	1,106,598	23,988,349
HDFC Bank Ltd. sponsored ADR	883,725	69,204,505
ICICI Bank Ltd.	2,650,422	25,977,210
Industrial & Commercial Bank of China Ltd. (H Shares)	85,098,000	47,388,910
KB Financial Group, Inc.	269,592	12,269,524
Kotak Mahindra Bank Ltd. (a)	383,114	9,209,840
National Bank of Greece SA (a)	6,138,000	18,567,950
OTP Bank PLC (a)	229,471	13,856,148
PT Bank Central Asia Tbk	13,310,386	30,563,726
PT Bank Mandiri (Persero) Tbk	69,568,400	29,739,853
PT Bank Rakyat Indonesia Tbk	11,918,200	3,284,033
Sberbank of Russia	1,514,316	6,800,943
Sberbank of Russia	4,450,406	19,969,858
Sberbank of Russia sponsored ADR	1,124,594	20,068,380
Shinhan Financial Group Co. Ltd.	856,850	28,558,212
Siam Commercial Bank PCL (For. Reg.)	2,923,300	9,649,200
State Bank of India	4,756,000	27,776,094
TCS Group Holding PLC GDR	331,624	29,282,399
		607,446,488
Capital Markets - 0.2%
East Money Information Co. Ltd. (A Shares)	961,200	4,604,631
Hong Kong Exchanges and Clearing Ltd.	96,100	6,064,440
Noah Holdings Ltd. sponsored ADR (a)	83,689	3,262,197
		13,931,268
Consumer Finance - 0.7%
Bajaj Finance Ltd.	173,523	17,897,956
Kaspi.KZ JSC unit	334,042	38,214,405
Shriram Transport Finance Co. Ltd.	587,378	10,891,506
		67,003,867
Diversified Financial Services - 0.4%
Chailease Holding Co. Ltd.	3,667,503	35,340,959
Insurance - 1.2%
AIA Group Ltd.	4,622,000	55,190,041
China Life Insurance Co. Ltd. (H Shares)	13,076,000	21,925,232
HDFC Standard Life Insurance Co. Ltd. (c)	908,669	8,940,209
ICICI Lombard General Insurance Co. Ltd. (c)	327,901	7,167,427
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,394,000	10,793,857
		104,016,766
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	1,137,356	43,630,530
TOTAL FINANCIALS		871,369,878
HEALTH CARE - 1.8%
Biotechnology - 0.3%
InnoCare Pharma Ltd. (a)(c)	614,000	1,717,080
Innovent Biologics, Inc. (a)(c)	240,500	1,938,855
Remegen Co. Ltd. (H Shares) (a)(c)	231,500	2,991,437
Zai Lab Ltd. (a)	127,900	18,248,291
		24,895,663
Health Care Equipment & Supplies - 0.5%
Angelalign Technology, Inc. (c)	1,000	49,631
Peijia Medical Ltd. (a)(c)	930,000	2,732,322
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	824,338	41,850,398
		44,632,351
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	97,525	6,643,574
Aster DM Healthcare Ltd. (a)(c)	1,192	3,500
		6,647,074
Health Care Technology - 0.0%
Medlive Technology Co. Ltd.	550,500	2,328,713
Life Sciences Tools & Services - 0.4%
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	117,800	2,090,197
Pharmaron Beijing Co. Ltd. (H Shares) (c)	469,300	10,414,876
WuXi AppTec Co. Ltd. (H Shares) (c)	731,416	14,576,690
Wuxi Biologics (Cayman), Inc. (a)(c)	506,000	7,833,870
		34,915,633
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co. Ltd. (c)	2,097,593	5,731,165
Richter Gedeon PLC	1,394,562	41,797,280
		47,528,445
TOTAL HEALTH CARE		160,947,879
INDUSTRIALS - 2.7%
Airlines - 0.1%
Azul SA sponsored ADR (a)(b)	145,367	3,196,620
Copa Holdings SA Class A (a)	75,627	5,690,932
		8,887,552
Building Products - 0.0%
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	574,946	1,758,468
Commercial Services & Supplies - 0.0%
Country Garden Services Holdings Co. Ltd.	257,000	1,957,872
Construction & Engineering - 0.7%
Larsen & Toubro Ltd.	2,234,281	51,214,715
Voltas Ltd.	1,042,300	14,228,379
		65,443,094
Electrical Equipment - 0.2%
Graphite India Ltd.	1,205,100	10,565,749
Sungrow Power Supply Co. Ltd. (A Shares)	399,700	9,730,341
		20,296,090
Machinery - 1.2%
Estun Automation Co. Ltd. (A Shares) (a)	549,710	2,623,177
HIWIN Technologies Corp.	1,425,938	16,808,497
Sany Heavy Industry Co. Ltd. (A Shares)	1,241,883	5,041,960
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	738,660	3,017,202
Techtronic Industries Co. Ltd.	1,415,000	31,384,001
Weichai Power Co. Ltd. (A Shares)	4,395,402	13,654,204
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	7,302,599	28,540,348
		101,069,389
Professional Services - 0.1%
Sporton International, Inc.	968,450	8,054,075
Road & Rail - 0.2%
Localiza Rent A Car SA	1,756,155	18,835,839
TuSimple Holdings, Inc. (a)	24,381	1,020,589
		19,856,428
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd. Class A (c)	296,800	2,224,822
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	509,755	9,148,128
Grupo Aeroportuario Norte S.A.B. de CV (a)	759,767	4,586,066
		13,734,194
TOTAL INDUSTRIALS		243,281,984
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 0.0%
Accton Technology Corp.	271,000	2,748,608
Electronic Equipment & Components - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,543,000	14,220,169
LG Innotek Co. Ltd.	25,592	4,747,827
Samsung SDI Co. Ltd.	19,916	13,627,854
SINBON Electronics Co. Ltd.	205,000	1,597,393
Sunny Optical Technology Group Co. Ltd.	106,900	3,232,792
Unimicron Technology Corp.	3,396,000	18,112,164
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	425,667	4,915,065
Yageo Corp.	735,000	12,743,437
		73,196,701
IT Services - 0.7%
Infosys Ltd.	637,926	14,900,358
Infosys Ltd. sponsored ADR	1,772,169	42,213,066
Tata Consultancy Services Ltd.	86,061	4,466,912
		61,580,336
Semiconductors & Semiconductor Equipment - 6.6%
ASE Technology Holding Co. Ltd.	3,100,000	14,305,102
ASML Holding NV (Netherlands)	7,743	6,457,567
eMemory Technology, Inc.	419,000	24,695,184
Global Unichip Corp.	245,000	3,831,447
LONGi Green Energy Technology Co. Ltd.	184,105	2,549,265
MediaTek, Inc.	1,838,000	59,879,881
Realtek Semiconductor Corp.	453,000	9,074,414
Silergy Corp.	139,000	20,003,616
SK Hynix, Inc.	594,171	54,602,587
Taiwan Semiconductor Manufacturing Co. Ltd.	14,196,000	312,040,072
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	612,059	72,841,142
United Microelectronics Corp.	920,000	2,088,991
Vanguard International Semiconductor Corp.	712,000	3,810,240
		586,179,508
Technology Hardware, Storage & Peripherals - 3.5%
Samsung Electronics Co. Ltd.	3,823,460	253,048,681
Samsung Electronics Co. Ltd. unit	25,472	41,659,456
Wiwynn Corp.	97,000	3,402,155
Xiaomi Corp. Class B (a)(c)	2,446,200	7,863,117
		305,973,409
TOTAL INFORMATION TECHNOLOGY		1,029,678,562
MATERIALS - 3.7%
Chemicals - 0.7%
Hansol Chemical Co. Ltd.	82,872	20,773,330
LG Chemical Ltd.	14,090	9,215,786
PhosAgro OJSC GDR (Reg. S)	243,709	4,801,067
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	453,600	3,212,769
SKSHU Paint Co. Ltd. (A Shares)	351,964	7,937,399
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	99,399	5,183,658
Solar Industries India Ltd.	537,832	12,897,838
		64,021,847
Construction Materials - 0.5%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	903,600	6,769,273
CEMEX S.A.B. de CV sponsored ADR (a)	1,715,646	14,068,297
JK Cement Ltd.	438,100	19,646,068
		40,483,638
Metals & Mining - 2.2%
AngloGold Ashanti Ltd.	241,499	4,091,733
Barrick Gold Corp.	1,551,800	31,144,626
China Molybdenum Co. Ltd. (A Shares)	3,315,316	4,012,842
First Quantum Minerals Ltd.	1,043,544	21,736,881
Grupo Mexico SA de CV Series B	7,651,891	35,642,024
Impala Platinum Holdings Ltd.	2,450,939	37,550,113
Novolipetsk Steel OJSC GDR (Reg. S)	84,937	2,836,896
POSCO	90,436	26,042,462
Sibanye Stillwater Ltd.	5,055,424	20,646,634
Southern Copper Corp.	34,780	2,176,880
Tata Steel Ltd.	138,116	2,745,716
Vale SA	419,900	8,013,408
Vale SA sponsored ADR	151,800	2,894,826
		199,535,041
Paper & Forest Products - 0.3%
Suzano Papel e Celulose SA (a)	1,924,800	22,706,893
TOTAL MATERIALS		326,747,419
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	382,800	3,521,635
Real Estate Management & Development - 0.2%
Ayala Land, Inc.	15,397,400	10,468,619
Longfor Properties Co. Ltd. (c)	263,000	1,139,589
Sun Hung Kai Properties Ltd.	233,000	3,283,441
		14,891,649
TOTAL REAL ESTATE		18,413,284
UTILITIES - 0.2%
Gas Utilities - 0.2%
China Gas Holdings Ltd.	2,426,400	7,035,123
ENN Energy Holdings Ltd.	135,300	2,677,313
Indraprastha Gas Ltd.	892,275	6,676,376
		16,388,812
TOTAL COMMON STOCKS (Cost $3,560,403,476)		4,345,242,597

Nonconvertible Preferred Stocks - 1.4%
	Shares	Value ($)
CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Ambev SA sponsored ADR	5,000,300	16,300,978
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,339,626	25,361,546
FINANCIALS - 0.8%
Banks - 0.8%
Banco Bradesco SA (PN)	1,132,129	5,068,613
Itau Unibanco Holding SA	6,405,009	38,325,013
Sberbank of Russia	2,462,434	10,423,535
Sberbank of Russia (Russia)	3,791,522	16,049,592
		69,866,753
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul SA (a)	1,636,600	11,941,850
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA	842,600	4,614,843
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $108,365,890)		128,085,970

Equity Funds - 40.3%
	Shares	Value ($)
Diversified Emerging Markets Funds - 40.3%
Fidelity Advisor Emerging Markets Fund - Class Z (d)	21,559,456	1,028,817,249
Fidelity SAI Emerging Markets Index Fund (d)	33,734,203	574,156,132
Fidelity SAI Emerging Markets Low Volatility Index Fund (d)	49,858,651	580,354,698
Fidelity SAI Emerging Markets Value Index Fund (d)	93,727,571	1,384,356,220

TOTAL EQUITY FUNDS (Cost $2,933,493,693)		3,567,684,299

U.S. Treasury Obligations - 0.4%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 9/9/21 to 11/12/21 (f) (Cost $39,367,799)	39,370,000	39,367,723

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	135,374,167	135,401,242
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	10,624,919	10,625,982
Invesco Government & Agency Portfolio Institutional Class .03% (i)	639,831,100	639,831,100
TOTAL MONEY MARKET FUNDS (Cost $785,838,181)		785,858,324

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,427,469,039)	8,866,238,913
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,602,319)
NET ASSETS - 100.0%	8,863,636,594

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	10,318	Sep 2021	670,257,280	(5,315,295)	(5,315,295)

The notional amount of futures purchased as a percentage of Net Assets is 7.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,657,752 or 1.9% of net assets.

(d)	Affiliated Fund
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $37,538,881.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	78,422,634	548,317,559	491,338,951	12,644	-	-	135,401,242	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	24,237,307	125,609,167	139,220,492	114,832	-	-	10,625,982	0.0%
Total	102,659,941	673,926,726	630,559,443	127,476	-	-	146,027,224

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund - Class Z	-	26,000,000	-	-	-	232,210,036	1,028,817,249
Fidelity Emerging Markets Fund	886,916,276	121,000,000	-	-	-	(237,309,063)	-
Fidelity SAI Emerging Markets Index Fund	595,071,338	-	-	-	-	(20,915,206)	574,156,132
Fidelity SAI Emerging Markets Low Volatility Index Fund	491,205,946	82,000,000	-	-	-	7,148,752	580,354,698
Fidelity SAI Emerging Markets Value Index Fund	1,092,630,032	302,000,004	-	-	-	(10,273,816)	1,384,356,220
	3,065,823,592	531,000,004	-	-	-	(29,139,297)	3,567,684,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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